Subsequent events	12 Months Ended
Dec. 31, 2018
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events
30	Subsequent events

Short-term investments

During January 2019, ACI Italia has made short-term investments in high credit quality US treasury bills for an amount of USD 23.9 million.

Toscana Aeroporti S.p.A. expansion plan

On January 26, 2019, Toscana Aeroporti presented the expansion plan for the Pisa Airport terminal and the related flight infrastructures included in the 2018-2028 Master Plan, i.e., the program of works regarding the whole infrastructure system within the Pisa Airport, including the secondary runway and the aprons, as well as the project for creating an aircraft maintenance hub.

On February 6, 2019, a favorable opinion was obtained regarding the compliance of the works perfomed in connection with the urban planning. Upon this opinion, the administrative procedure (Conference of Services) related to the Master Plan 2014-2029 of the Florence airport, which calls for the construction of a new 2,400-meter runway and a new terminal, was closed. Pursuant to the regulations governing this administrative procedure, as well as ENAC’s regulations concerning the environmental and urban compatibility procedures relating to airport development plans, the Italian Ministry of Infrastructures and Transport will then issue the formal closure of the administrative procedure. Once this administrative procedure is closed, ENAC will have to issue its formal approval of the development plan concerning the Florence Airport.

International Airport C/C Carlos A. Curbelo (Laguna del Sauce) – Punta del Este extension

On March 28, 2019, Resolution 1351/2019 was issued by the Ministry of Defense, which approved the amendment of the Punte del Este Concession Agreement, extending its term to March 31, 2033. This extension is subject to the execution of the Amendment to the Punte del Este Concession Agreement.

Aeropuertos del Neuquén S.A. loan

On January 22, 2019, Aeropuertos del Neuquén S.A. obtained a loan from Banco Macro for an amount of USD 3.5 million in order to finance works at Neuquén airport.

Aeropuertos Andinos del Perú S.A. loan

On April 10, 2019, Aeropuertos Andinos del Perú S.A. (“AAP”) entered into a loan agreement as borrower with Volcomcapital Deuda Perú II Fondo de Inversión (administered and managed by VolcomCapital Administradora General de Fondos S.A. (“Volcom”) in the amount of USD 10.5 million. Andino Investment Holdings S.A.A. and CAAP as shareholders of AAP were established as joint and several guarantors of AAP for the obligations that could be generated by virtue of the loan agreement. For this purpose, CAAP issued an irrevocable first demand guarantee letter in the amount of USD 5.25 million in favor of Volcom.

There are no other subsequent events that significantly affect the Company’s financial position as of December 31, 2018.